Class I Prospectus | Global Strategist Portfolio
Global Strategist Portfolio

Prospectus Supplement

June 16, 2015

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Global Strategist Portfolio (Class I) (the "Portfolio")

The total expense ratio cap of the Portfolio's Class I shares has been increased, effective August 1, 2015. Accordingly, effective August 1, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus Global Strategist Portfolio Class I
Advisory Fee		0.75%
Distribution (12b-1) Fee		none
Other Expenses		0.67%
Acquired Fund Fees and Expenses*		0.01%
Total Annual Portfolio Operating Expenses	[1]	1.43%
Fee Waiver and/or Expense Reimbursement	[1]	0.52%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.91%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Prospectus | Global Strategist Portfolio | Class I | USD ($)	93	290	504	1,120

Please retain this supplement for future reference.